CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2012
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011 [Abstract]
Summary of Notes and Related Discounts

The following table summarizes convertible notes and related discount.

	September 30,	December 31,
	2012	2011

Face value of Convertible Notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(138,993)	(245,582)
Less unamortized discount related to BCF	(260,333)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,628,774	$641,886

Carrying value of December 16, 2011 notes	$1,551,054	$641,886
Carrying value of August 9, 2012 notes	$77,720	$-